QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-10103
                -------------------------------------------------
                       Investment Company Act file number


                         SATUIT CAPITAL MANAGEMENT TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


             8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Mr. Thomas R. Westle
                                   Blank Rome
                              The Chrysler Building
                              405 Lexington Avenue
                          New York, New York 10174-0208
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

                                 (800) 567-4030
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               Registrant's telephone number, including area code:

                         Date of fiscal year end: 10/31
                         -------------------------------

                       Date of reporting period: 07/31/05
                       -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Satuit Capital Management Trust

QUARTERLY STATEMENTS OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)
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CONTENTS:

Satuit Capital Micro Cap Fund

                          SATUIT CAPITAL MICRO CAP FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            July 31, 2005 (Unaudited)



 Number                                                         Market
 of Shares      Security Description                            Value
 ---------      --------------------                            -----

                COMMON STOCKS:              90.18%

                CAPITAL GOODS:               1.25%
 20,000         ORBIT INTERNATIONAL                             225,800
                                                                -------

                CONSUMER:                    2.82%
 27,600         COMFORT SYSTEMS USA                             213,900
 26,700         MAC-GRAY CORP.                                  295,035
                                                                -------
                                                                508,935
                                                                -------

                ENERGY:                            8.84%
 5,000          ATLAS AMERICA INC.                              209,550
 9,950          CORE LABS                                       320,390
 10,000         DAWSON GEOPHYSICAL                              257,300
 5,600          DRIL-QUIP                                       186,032
 8,300          GULF ISLAND                                     183,347
 1,390          PIONEER DRILLING CO.                            209,612
 5,880          REMINGTON OIL & GAS+B62                         231,731
                                                              ---------
                                                              1,597,962
                                                              ---------

                ENGINEERING:                       1.07%
 11,000         PERINI CORP                                     193,710
                                                                -------

                FINANCIAL:                         18.63%
 6,900          ASTA FINANCIAL                                  184,575
 21,000         CARDINAL FINANCIAL                              217,980
 18,700         CNA SURETY CORP                                 271,150
 11,900         COLUMBIA BANCORP/OREGON                         248,115
 5,000          COLUMBIA BANCORP/MARYLAND                       208,450
 5,800          FPIC INSURANCE                                  193,314
 9,200          MARLIN BUISNESS SERVICE                         204,700
 41,500         MEADOWBROOK INSURANCE                           215,385
 11,735         PREMIER WEST BANCORP                            180,250
 5,100          SANDY SPRING BANCORP                            176,103
 6,000          SCBT FINANCIAL CORP                             204,360
 8,300          SCOTTISH ANNUITY & LIFE                         199,615
 5,600          VINEYARD NATIONAL                               186,984
 17,066         WASHINGTON BANKING CO.                          326,131
 12,000         WILSHIRE BANCORP INC.                           188,760
 3,000          WINTRUST FINANCIAL                              160,890
                                                              ---------
                                                              3,366,762
                                                              ---------
                HEALTHCARE/DRUGS:                  11.96%
 27,000         ALLIED HEALTHCARE INC.                          191,700
 37,400         BIOSPHERE MEDICAL                               203,830
 7,200          DIGENE CORPORATION                              209,448
 13,400         HEALTHTRONICS INC.                              172,592
 8,600          NATIONAL MEDICAL HEALTH CARD                    222,998
 9,700          NATURES SUNSHINE                                193,515
 37,000         NOVAMED INC.                                    271,950
 8,800          RADIATION THERAPY SERVICES                      229,768
 17,900         RES-CARE INC.                                   265,457
 9,100          ENTIV HEALTH                                    200,200
                                                              ---------
                                                              2,161,458
                                                              ---------

                INTERNET:                          2.37%
 32,300         SYNPLICITY, INC.                                212,857
 14,700         WEB SIDE STORY INC.                             214,620
                                                                -------
                                                                427,477
                                                                -------
                MANUFACTURING:                     15.44%
 42,200         BODISEN BIOTECH INC.                            217,752
 6,700          CIRCOR INTERNATIONAL                            186,595
 20,600         DHB INDUSTRIES                                  156,766
 6,000          DIODES, INC.                                    231,780
 20,300         HARTMARX CORP                                   207,466
 14,500         LAMSON & SESSIONS CO.                           226,490
 17,800         LSI INDUSTRIES INC.                             265,042
 5,300          LUFKIN INDUSTRIES                               255,990
 3,100          MIDDLEBY CORP.                                  216,566
 12,300         MITYENTERPRISES                                 209,100
 13,500         NN INC.                                         175,635
 8,400          RAVEN INDUSTRIES                                221,928
 21,700         RELIV INTERNATIONAL                             218,953
                                                              ---------
                                                              2,790,063
                                                              ---------

                RETAIL:                            0.98%
 10,900         SPORT CHALET INC.                               176,580
 ------                                                         -------

                TECH:                              12.15%
 14,000         BOTTOMLINE TECH                                 220,360
 13,600         JUPITERMEDIA CORP                               297,704
 32,800         MICROMUSE INC.                                  185,320
 20,100         PEOPLE SUPPORT INC.                             192,759
 9,700          PORTALPLAYER INC.                               232,800
 24,500         RADYNE COMSTREAM INC.                           243,775
 9,000          RIMAGE CORP.                                    226,170
 9,500          STANDARD MICROSYSTEM                            241,870
 10,200         UNIVERSAL ELECTRONIC                            185,640
 10,100         XYRATEX, LTD.                                   169,175
                                                              ---------
                                                              2,195,573
                                                              ---------

                TELECOMMUNICATIONS:                9.89%
 12,000         AMN HEALTHCARE                                  202,920
 8,700          ANSOFT CORP                                     221,502
 23,400         ARRIS GROUP INC.                                258,336
 26,000         EFJ INC                                         187,460
 9,700          ESSEX CORP                                      203,215
 10,100         SUPERIOR ESSEX INC.                             193,516
 68,300         TUT SYSTEMS*                                    239,050
 11,300         WITNESS SYTEMS, INC.                            220,463
 2,800          WPT ENTERPRISES, INC.                            60,536
                                                              ---------
                                                              1,786,998
                                                              ---------

                TRANSPORTATION:                    4.79%
 5,000          A.S.V. INC.                                     239,750
 10,700         CELADON GROUP INC.                              213,251
 15,480         PROVIDENCE & WORCESTER                          228,330
 15,800         SPARTAN MOTORS INC.                             185,176
                                                                -------
                                                                866,507
                                                                -------


                Total Securities                90.18%      $16,297,825
                Cash and Cash equivalents        9.82%        1,774,057
                                                 ----         ---------
                TOTAL INVESTMENTS              100.00%      $18,071,882
                                               ======       ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Satuit Capital Management Trust
             -----------------------------



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 09-29-2005
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 09-29-2005
      ------------------------------------




By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Financial Officer



Date: 09-29-2005
      ------------------------------------